Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value change of convertible notes	$ (1,771)	$ (1,139)